Commitments and Contingencies - Schedule of Future Minimum Operating Lease Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,601
2023	1,462
2024	1,504
2025	1,473
2026	1,287
Thereafter	5,792
Total	$ 13,119
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total